UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10349

        Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.2%

$815	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 738,887
	2002, 5.375%, 5/15/33

800	Virgin Islands Tobacco Settlement Financing Corporation, Asset-Backed Bonds, Series 2001, 5.000%,	5/11 at 100.00	Baa3	680,472
	5/15/31

	Education and Civic Organizations - 17.8%

1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	1,149,467
	Series 2002, 5.125%, 9/01/22

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	661,177
	2004, 5.250%, 4/01/34

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland -	10/13 at 100.00	Baa3	1,039,950
	Baltimore, Series 2003A, 5.625%, 10/01/23

250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB-	255,208
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31

415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series	1/11 at 101.00	AAA	435,211
	2000, 5.250%, 7/01/30 - FSA Insured

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins	7/08 at 102.00	AA	1,104,870
	University, Series 1998, 5.125%, 7/01/12

1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,284,250
	College of Art, Series 2001, 5.500%, 6/01/32

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	504,350
	2004, 5.125%, 7/01/34

500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	AAA	524,595
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 - FGIC Insured

500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	537,065
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 - FGIC Insured

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B:
1,580	4.375%, 4/01/17	4/11 at 100.00	AA	1,619,927
1,140	4.500%, 4/01/19	4/11 at 100.00	AA	1,165,707

1,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AA	1,070,890
	4/01/19

	Healthcare - 19.9%

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical	7/08 at 101.00	AAA	1,023,910
	Center, Series 1998, 5.125%, 7/01/33 - FSA Insured

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center,	7/11 at 100.00	A-	1,526,235
	Series 2001, 5.625%, 7/01/31

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	752,055
	Medical Center, Series 2001, 5.000%, 7/01/34

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/11 at 100.00	A	2,034,860
	Medical System, Series 2001, 5.250%, 7/01/28

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	1,049,540
	Hospital, Series 2002, 6.000%, 7/01/26

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	A3	505,135
	Hospital, Series 2002, 5.125%, 7/01/35

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,004,430
	Institute, Series 2003, 5.500%, 7/01/33

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	BBB	504,205
	2004, 5.375%, 8/15/24

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2004A:
165	4.750%, 7/01/28	7/14 at 100.00	A	158,948
525	5.125%, 7/01/34	7/14 at 100.00	A	529,568

775	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	790,213
	Hospital, Series 2004, 5.500%, 7/01/36

2,160	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group, Series	12/11 at 100.00	AA-	2,234,477
	2001, 5.125%, 12/01/22

	Prince George's County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health
	Corporation, Series 1994:
100	5.375%, 7/01/14	1/05 at 102.00	B3	80,125
600	5.300%, 7/01/24	1/05 at 102.00	B3	461,736

	Housing/Multifamily - 11.8%

55	Maryland Community Development Administration, Multifamily Housing Insured Mortgage Loans, Series	5/11 at 100.00	Aa2	56,002
	2001A, 5.100%, 5/15/28

2,595	Maryland Community Development Administration, Multifamily Housing Insured Mortgage Loans, Series	5/11 at 100.00	Aa2	2,649,417
	2001B, 5.350%, 5/15/32 (Alternative Minimum Tax)

1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne	12/11 at 100.00	Aaa	1,143,589
	Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters Towers	12/11 at 100.00	Aaa	3,240,168
	Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)

440	Maryland Community Development Administration, Multifamily Housing Insured Mortgage Revenue Bonds,	5/12 at 100.00	Aa2	464,433
	Series 2002A, 5.300%, 5/15/22

	Housing/Single Family - 2.4%

500	Maryland Community Development Administration, Residential Revenue Bonds, Series 1997B, 5.875%,	3/07 at 101.50	Aa2	518,405
	9/01/25 (Alternative Minimum Tax)

990	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H, 5.350%,	9/10 at 100.00	Aa2	1,008,949
	9/01/32 (Alternative Minimum Tax)

	Industrials - 1.8%

1,150	Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Bonds, Baltimore RESCO	1/09 at 101.00	BBB	1,167,791
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care - 0.3%

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal
	Life, Series 2001A:
25	6.750%, 4/01/20	4/09 at 100.00	N/R	20,167
25	6.750%, 4/01/23	4/11 at 101.00	N/R	20,192

	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc.,
	Series 1994A:
25	5.625%, 4/01/09	4/06 at 100.00	N/R	20,095
155	6.000%, 4/01/13	10/04 at 102.00	N/R	124,453

10	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc.,	No Opt. Call	N/R	8,251
	Series 1994B, 5.250%, 4/01/16 (Optional put 4/01/06)

	Tax Obligation/General - 39.2%

1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	1,118,190

	Cecil County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2001B:
975	4.600%, 8/01/18	8/11 at 101.00	AA-	1,017,608
1,020	4.600%, 8/01/19	8/11 at 101.00	AA-	1,058,740

1,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%,	11/12 at 101.00	AA	1,073,010
	11/01/20

3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2000, 5.200%,	12/10 at 101.00	AA	3,288,390
	12/01/19

510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001, 4.750%,	12/11 at 101.00	AA-	536,841
	12/01/19

1,000	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/16	2/14 at 100.00	AAA	1,103,330

	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001:
2,445	5.500%, 3/01/11	No Opt. Call	AAA	2,805,882
1,500	5.500%, 3/01/12	No Opt. Call	AAA	1,732,215

4,730	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement,	10/11 at 101.00	AAA	5,180,769
	Series 2001, 5.250%, 10/01/18

1,000	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement,	No Opt. Call	AAA	1,140,000
	Series 2002A, 5.250%, 11/01/11

	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2001:
1,000	5.250%, 12/01/20 - FGIC Insured	12/11 at 101.00	AAA	1,088,400
2,820	5.250%, 12/01/21 - FGIC Insured	12/11 at 101.00	AAA	3,054,455

770	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 2001, 5.000%, 7/01/24 -	7/11 at 100.00	AAA	800,885
	FSA Insured

	Tax Obligation/Limited - 21.7%

750	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water and Sewer, Series 1999,	8/09 at 101.00	AA+	770,843
	4.500%, 8/01/19

745	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project,	No Opt. Call	N/R	750,953
	Series 2002, 5.000%, 7/01/12

	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,667,485
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,742,718

530	Baltimore Board of School Commissioners, Maryland, City Public School System Revenue Bonds, Series	5/13 at 100.00	AA+	582,518
	2003A, 5.000%, 5/01/15

350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	352,209
	5.750%, 7/01/34

1,000	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%,	No Opt. Call	AA	1,164,820
	2/01/16

1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,119,030
	5.000%, 5/01/13

1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,546,104
	Headquarters Building, Series 2002, 5.375%, 6/01/19

1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior	7/12 at 101.00	AA	1,054,470
	Series 2002A, 5.500%, 7/01/27 - RAAI Insured

700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	820,449
	7/01/19 - MBIA Insured

1,100	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 1997A, 5.000%,	1/08 at 101.00	AAA	1,159,741
	7/01/21 - AMBAC Insured

1,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Water	6/08 at 102.00	AAA	1,092,130
	Supply Bonds, Series 1998, 5.000%, 6/01/15

	Transportation - 4.4%

	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns Hopkins
	Hospital, Series 2001:
650	5.000%, 7/01/27 - AMBAC Insured	7/11 at 100.00	AAA	664,983
1,000	5.000%, 7/01/34 - AMBAC Insured	7/11 at 100.00	AAA	1,017,880

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	1,117,130
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed*** - 22.2%

750	Anne Arundel County, Maryland, Special Obligation Bonds, Arundel Mills Project, Series 1999,	7/09 at 102.00	AAA	908,986
	7.100%, 7/01/29 (Pre-refunded to 7/01/09)

1,500	Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	1,677,240
	5.000%, 8/01/18 (Pre-refunded to 8/01/12)

1,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,164,350
	6.000%, 7/01/26 (Pre-refunded to 7/01/10)

750	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%,	8/12 at 100.00	AAA	838,836
	8/15/15 (Pre-refunded to 8/15/12)

1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series	No Opt. Call	AAA	1,408,300
	1997, 5.000%, 7/01/17 - AMBAC Insured

1,295	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects,	No Opt. Call	AAA	1,549,233
	First Series 1978, 6.800%, 7/01/16

1,230	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 2001, 5.000%, 7/01/24	7/11 at 100.00	AAA	1,375,680
	(Pre-refunded to 7/01/11) - FSA Insured

4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	4,313,120
	10/01/40

800	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2001A, 5.000%,	8/11 at 100.00	AAA	893,845
	8/01/21 (Pre-refunded to 8/01/11) - MBIA Insured

	Utilities - 3.3%

1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 - MBIA Insured	10/09 at 101.00	AAA	1,054,230

1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	1,024,480
	7.400%, 9/01/19 (Alternative Minimum Tax)

$88,120	Total Long-Term Investments (cost $89,971,435) - 147.0%			93,699,853

	Other Assets Less Liabilities - 3.2%			2,052,760

	Preferred Shares, at Liquidation Value - (50.2)%			(32,000,000)

	Net Assets Applicable to Common Shares - 100%			$63,752,613

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied by
5.660% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	$1,000,000	2/16/05	2/16/35	$(49,582)

Agreement with Morgan Stanley dated August 5, 2004,
to pay quarterly the notional amount multiplied by
4.337% (annualized) and receive quarterly the notional
amount multiplied by the daily arithmetic average of the
weekly BMA Municipal Swap Index for the quarter.	500,000	12/09/04	12/09/24	(15,822)

Agreement with Morgan Stanley dated August 10, 2004,
to pay semi-annually the notional amount multiplied by
5.489% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	700,000	1/14/05	1/14/35	(15,264)

				$(80,668)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payments on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $89,954,188.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
	Appreciation	$3,961,843
	Depreciation	(216,178)

	Net unrealized appreciation of investments	$ 3,745,665

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.